Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Sep. 14, 2020	Jun. 18, 2019	Jan. 10, 2017	May 01, 2016	Nov. 19, 2021	Jan. 31, 2021	Sep. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Net proceeds from offering								$ 339,760	$ 161,981	$ 129,710
Unrecognized compensation expense								$ 1,685
Weighted average vesting period								1 year 9 months 25 days
Weighted average fair value of options granted (in Dollars per share)								$ 64.93	$ 31.55	$ 14.51
Total intrinsic value of options exercised								$ 27,181	$ 12,698	$ 6,742
Risk-free rate								0.40%
Volatility rate								52.00%
Dividend yield								0.00%
Expected term								5 years 3 months 25 days
Recognized reduction revenues								$ 25,423	$ 5,366	$ 5,094
Total unrecognized amount to be recognized as reduction in revenues								$ 83,675
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)	3,401,028		2,932,176
Exercise price (in Dollars per share)	$ 59.26		$ 13.04
Payments for purchased products and services	$ 400,000		$ 150,000	$ 5,000		$ 5,000
Class of warrant exercisable (in Shares)							2,162,463
Cashless sale (in Shares)							1,689,942
Exercised warrants (in Shares)					769,713
Shares received upon that exercise (in Shares)					705,701
Warrants exercisable (in Shares)								660,773
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)								705,953
Options exercisable, description								The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.
Unrecognized compensation expense								$ 39,465
Weighted average fair value of options granted (in Dollars per share)								$ 115.65	$ 40.93	$ 28.5
Weighted average fair value of shares vested (in Dollars per share)								$ 31.63	$ 24.52	$ 19.53
Weighted average vesting period								2 years 9 months 7 days
Phantom Share Units (PSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Fair value of options vested								$ 10,608
Board of Directors Chairman [Member]
Shareholders' Equity (Details) [Line Items]
Increase in the ordinary shares reserved for issuance (in Shares)								1,488,107
Ordinary shares available for future grant (in Shares)								5,587,786
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)		4,991,000
Net proceeds from offering		$ 129,710
Secondary offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares)					2,336,892		2,999,999
Net proceeds from offering					$ 339,760		$ 161,981